SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2018 USD ($)
Accounting Policies [Line Items]
Foreign Currency Transactions, Description	The translation has been made at the rate of ¥6.6198 = US$1.00, the approximate exchange rate prevailing on June 30, 2018.	The translation has been made at the rate of ¥6.6198 = US$1.00, the approximate exchange rate prevailing on June 30, 2018.
Allowances On Specific Advances	100.00%	100.00%
Purchase Advances Obtainment Of Sales Contract Bid Pending	¥ 1,508,491					$ 227,876
PreContract Costs Paid	1,500,000	$ 200,000	¥ 200,000
Purchase Advances Paid	4,200,000	600,000	4,600,000
Purchase Advances Prepaid	7,400,000	1,100,000	7,100,000
Selling and Marketing Expense	8,013,353	1,210,513	4,458,218		¥ 5,630,715
Provision for Doubtful Accounts Relating to Purchase Advances	98,500	14,880
Allowance for Doubtful Accounts Relating to Purchase Advances Current	98,500					$ 14,880
Cost-method Investments, Other than Temporary Impairment	¥ 4,037,736	$ 609,948	0	$ 0	0
Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years	50 years
Shipping and Handling [Member]
Accounting Policies [Line Items]
Selling and Marketing Expense	¥ 1,170,358	$ 176,797	¥ 752,656		¥ 1,167,117
Minimum [Member]
Accounting Policies [Line Items]
Deferred Revenue Percentage	5.00%	5.00%
Maximum [Member]
Accounting Policies [Line Items]
Deferred Revenue Percentage	10.00%	10.00%
Motor vehicles [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Motor vehicles [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Office Equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years	2 years
Office Equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of the lease term or the estimated useful life	Shorter of the lease term or the estimated useful life
Production equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years